DERIVATIVE CONTRACTS	12 Months Ended
Dec. 31, 2012
DERIVATIVE CONTRACTS

16. DERIVATIVE CONTRACTS

The Group is exposed to certain risks related to its business operations. The risks that the Group seeks to manage by using derivative instruments are fluctuations in foreign exchange rates, the purchase price for silver and aluminum and interest rates. The Group recognizes all derivative instruments as either assets or liabilities at fair value in the consolidated balance sheets (Note 30). The Group’s derivatives are not designated and do not qualify as hedges and are adjusted to fair value through current earnings.

The following table reflects the location in the consolidated statements of comprehensive income and the amount of realized and unrealized gains/(losses) recognized in income for the derivative contracts not designated as hedging instruments for the years ended December 31, 2010, 2011 and 2012:

	Statement of comprehensive income location	Year ended December 31,
		2010	2011	2012
		(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Foreign exchange derivative contracts (not designated as hedging instruments) — realized	Changes in fair value of derivative contracts	78,966	(50,593)	38,835	6,233
Foreign exchange derivative contracts (not designated as hedging instruments) — unrealized	Changes in fair value of derivative contracts	(9,437)	32,316	(36,824)	(5,910)

Commodity derivative contracts (not designated as hedging instruments) — realized	Changes in fair value of derivative contracts	5,335	(19,164)	(17,777)	(2,854)
Commodity derivative contracts (not designated as hedging instruments) — unrealized	Changes in fair value of derivative contracts	2,667	(28,550)	24,074	3,864

Interest rate swap derivative contracts (not designated as hedging instruments) — unrealized	Changes in fair value of derivative contracts	—	(4,787)	(2,982)	(478)

		77,531	(70,778)	5,326	855

The following table reflects the fair values of derivatives included in the consolidated balance sheets as of December 31, 2011 and 2012:

	Balance sheet location	Fair value as of December 31,
		2011	2012
		(RMB’000)	(RMB’000)	(US$’000)

Derivative assets (not designated as hedging instruments):
Foreign exchange derivative contracts	Current assets: Derivative contracts	29,091	—	—

Derivative liabilities (not designated as hedging instruments):
Foreign exchange derivative contracts	Current liabilities: Derivative contracts	—	7,732	1,241
Commodity derivative contracts	Current liabilities: Derivative contracts	25,883	1,809	291
Interest rate swap derivative contracts	Current liabilities: Derivative contracts	4,787	7,770	1,247

		30,670	17,311	2,779